LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.27%
Argentina–0.18%
†MercadoLibre	1,191	$ 2,000,165
		2,000,165
Australia–0.15%
†Afterpay	2,198	190,952
†Atlassian Class A	3,996	1,564,114
		1,755,066
Belgium–0.63%
Anheuser-Busch InBev	126,673	7,184,561
		7,184,561
Brazil–0.00%
†VTEX Class A	600	12,342
		12,342
Canada–1.42%
Barrick Gold	194,000	3,501,700
Brookfield Infrastructure	12,650	758,341
Canadian Natural Resources	64,720	2,366,322
†Lightspeed Commerce	1,013	97,723
†Nuvei	2,349	271,356
†Shopify Class A	1,969	2,672,623
Wheaton Precious Metals	170,900	6,433,374
		16,101,439
China–0.90%
†Alibaba Group Holding	106,700	1,975,437
China Pacific Insurance Group Class H	478,983	1,422,292
†Guotai Junan Securities Class H	74,984	108,048
Tencent Holdings	19,953	1,191,169
†Wuxi Biologics Cayman	59,636	967,313
Yum China Holdings	78,500	4,561,635
		10,225,894
France–2.85%
†Accor	50,409	1,797,445
†Airbus	11,918	1,580,039
BNP Paribas	39,858	2,550,141
Capgemini	7,979	1,654,659
Cie Generale des Etablissements Michelin	11,664	1,788,563
Eiffage	51,683	5,223,439
Total	223,019	10,659,850
Veolia Environnement	227,470	6,950,523
		32,204,659
Germany–4.72%
Adidas	15,004	4,715,103
BASF	23,852	1,808,225
†BioNTech ADR	99	27,026
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Continental	39,893	$ 4,330,728
Covestro	29,085	1,982,165
†Delivery Hero	2,790	355,879
Deutsche Telekom	701,113	14,060,256
E.ON	777,006	9,483,899
†Evotec	2,335	110,719
Fresenius Medical Care & Co.	132,522	9,295,658
HeidelbergCement	23,126	1,725,277
Infineon Technologies	133,452	5,457,943
†Vitesco Technologies Group	279	16,459
†Zalando	565	51,529
		53,420,866
Hong Kong–1.14%
AIA Group	668,400	7,689,541
CK Hutchison Holdings	773,500	5,160,117
		12,849,658
Ireland–3.69%
Accenture Class A	42,300	13,532,616
CRH	175,499	8,282,648
Medtronic	158,528	19,871,485
		41,686,749
Israel–0.26%
†Check Point Software Technologies	21,183	2,394,526
†Fiverr International	2,955	539,820
		2,934,346
Japan–5.97%
Hitachi	200,500	11,861,721
Honda Motor	345,500	10,621,984
Isuzu Motors	448,400	5,833,782
Keyence	696	415,422
Komatsu	181,000	4,334,663
Kyocera	82,200	5,138,429
Mitsubishi Electric	333,000	4,627,895
†Renesas Electronics	166,524	2,049,470
Sony	83,700	9,292,261
Sumitomo Metal Mining	199,600	7,217,653
Sumitomo Mitsui Financial Group	175,600	6,177,497
		67,570,777
Netherlands–2.12%
†Adyen	792	2,213,926
†Argenx	1,203	361,612
ASML Holding	2,145	1,598,261
Heineken	13,676	1,427,430
ING Groep	211,205	3,070,604
†Just Eat Takeaway.com	51,977	3,797,648
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
NN Group	54,310	$ 2,844,879
NXP Semiconductors	44,300	8,677,041
		23,991,401
Norway–0.01%
†Adevinta	4,529	77,611
		77,611
Republic of Korea–1.14%
Samsung Electronics	206,954	12,830,031
†SK IE Technology	400	75,842
		12,905,873
Sweden–0.00%
†Olink Holding ADR	1,900	46,075
		46,075
Switzerland–1.45%
Adecco Group	77,874	3,901,933
Cie Financiere Richemont Class A	13,356	1,384,778
Credit Suisse Group	155,587	1,536,618
Lonza Group	992	744,108
Novartis ADR	24,891	2,035,586
Roche Holding	18,597	6,787,343
		16,390,366
Taiwan–0.99%
Catcher Technology	166,000	992,300
Taiwan Semiconductor Manufacturing ADR	91,121	10,173,660
		11,165,960
Thailand–0.28%
†Sea ADR	9,852	3,140,128
		3,140,128
United Kingdom–6.99%
AstraZeneca	62,650	7,550,436
BAE Systems	1,576,200	11,938,225
BP	709,520	3,231,759
BP ADR	391,519	10,700,214
British American Tobacco	68,248	2,385,576
GlaxoSmithKline	487,307	9,197,027
†Informa	458,719	3,373,400
†International Consolidated Airlines Group	2,630,152	6,279,534
†Linde	35,850	10,517,673
nVent Electric	62,900	2,033,557
Pentair	55,250	4,012,807
Reckitt Benckiser Group	20,115	1,580,238
Standard Chartered	620,405	3,626,750
†THG Holdings	5,058	34,553
†Trustpilot Group	8,353	43,399
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever	46,556	$ 2,520,464
		79,025,612
United States–58.35%
†10X Genomics Class A	2,532	368,609
Abbott Laboratories	61,948	7,317,917
AbbVie	100,270	10,816,125
†Accolade	208	8,771
Activision Blizzard	3,383	261,810
†Adobe	2,399	1,381,152
Air Products & Chemicals	32,125	8,227,534
†Airbnb Class A	414	69,448
Albemarle	47,370	10,372,609
†Alleghany	2,115	1,320,627
†Alphabet Class A	1,025	2,740,358
†Alphabet Class C	267	711,638
Altria Group	29,602	1,347,483
†Amazon.com	1,951	6,409,113
American Electric Power	52,300	4,245,714
American Express	87,200	14,608,616
Amphenol Class A	4,840	354,433
†Amplitude Class A	1,100	59,774
Analog Devices	68,421	11,459,149
†ANSYS	1,648	561,062
Anthem	6,333	2,360,942
Apple	6,431	909,986
†Applied Molecular Transport	2,417	62,528
†Aspen Technology	771	94,679
†Autodesk	2,410	687,260
†Avalara	4,029	704,148
†Axon Enterprise	2,003	350,565
Becton Dickinson & Co.	30,710	7,549,132
Bentley Systems Class B	1,314	79,681
†Berkshire Hathaway Class B	50,900	13,892,646
†Bill.Com Holdings	866	231,179
†Bio-Rad Laboratories Class A	504	375,959
Bio-Techne	569	275,720
†Booking Holdings	3,001	7,123,984
†Cadence Design Systems	4,809	728,275
Carlisle	14,330	2,848,661
†Carvana	2,380	717,665
†Catalent	6,022	801,348
†Cerence	6,159	591,941
†Charter Communications Class A	5,153	3,749,117
†Chegg	2,980	202,700
Chevron	25,900	2,627,555
†Chewy Class A	7,975	543,177
Cintas	15,500	5,900,230
Citigroup	26,035	1,827,136

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Cognizant Technology Solutions Class A	32,598	$ 2,419,098
Colgate-Palmolive	46,100	3,484,238
Comcast Class A	244,010	13,647,479
†CoStar Group	5,593	481,334
†Coupa Software	1,041	228,166
†Crowdstrike Holdings Class A	3,096	760,935
Crown Castle International	2,009	348,200
Crown Holdings	83,900	8,455,442
†CryoPort	914	60,790
†CS Disco	1,000	47,940
CVS Health	52,724	4,474,159
Danaher	5,972	1,818,116
†Datadog Class A	3,727	526,811
†Definitive Healthcare	1,100	47,113
†DexCom	425	232,415
†DocuSign	5,969	1,536,600
†Dollar Tree	85,900	8,222,348
Donaldson	34,107	1,958,083
†Doordash Class A	132	27,189
†DoubleVerify Holdings	1,200	40,992
Dover	34,600	5,380,300
†Doximity Class A	500	40,350
†Duolingo	300	49,908
†DXC Technology	199,800	6,715,278
Ecolab	23,100	4,819,122
†Edwards Lifesciences	4,942	559,484
†Elanco Animal Health	25,982	828,566
Eli Lilly & Co.	6,955	1,606,953
†Enphase Energy	213	31,944
Entegris	3,171	399,229
EOG Resources	26,700	2,143,209
†EPAM Systems	1,394	795,249
Erie Indemnity Class A	11,900	2,123,198
Everest Re Group	7,620	1,910,944
Exxon Mobil	26,200	1,541,084
†Facebook Class A	6,645	2,255,247
†Five9	792	126,514
†Fortinet	182	53,151
Freeport-McMoRan	101,000	3,285,530
†Freshworks Class A	2,300	98,187
†Frontier Communications Parent	18,874	526,018
General Dynamics	59,500	11,663,785
General Electric	17,537	1,806,837
†General Motors	35,672	1,880,271
Global Payments	10,534	1,659,948
†Guardant Health	1,915	239,394
Hartford Financial Services Group	31,016	2,178,874
HCA Healthcare	51,900	12,597,168
Hill-Rom Holdings	1,564	234,600
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Honeywell International	38,950	$ 8,268,306
†HubSpot	2,787	1,884,263
†Hyatt Hotels Class A	38,000	2,929,800
†ICON	13,200	3,458,664
†IDEXX Laboratories	2,581	1,605,124
†Illumina	1,402	568,665
†Inari Medical	1,898	153,928
†Inspire Medical Systems	2,981	694,215
Intel	3,009	160,320
†Intellia Therapeutics	1,100	147,565
Intuit	3,603	1,943,855
†Intuitive Surgical	910	904,676
JB Hunt Transport Services	8,300	1,387,926
Johnson & Johnson	36,000	5,814,000
Johnson Controls International	115,348	7,852,892
JPMorgan Chase & Co.	94,300	15,435,967
Kansas City Southern	1,300	351,832
Keurig Dr Pepper	107,900	3,685,864
†Keysight Technologies	785	128,968
Kinder Morgan	100,607	1,683,155
KLA	1,247	417,134
Kraft Heinz	43,460	1,600,197
Lam Research	1,952	1,110,981
†Liberty Broadband Class A	3,025	509,259
Lowe’s	36,000	7,302,960
Marathon Petroleum	235,300	14,543,893
†Maravai LifeSciences Holdings Class A	2,948	144,688
Mastercard Class A	3,988	1,386,548
†Match Group	3,980	624,820
McCormick & Co.	49,400	4,002,882
McDonald's	24,000	5,786,640
Merck & Co.	40,477	3,040,227
Microsoft	117,688	33,178,601
†Moderna	783	301,345
†Monday.com	500	163,100
†MongoDB	1,041	490,842
Monolithic Power Systems	1,999	968,875
Moody's	988	350,849
MSCI	1,997	1,214,855
Nasdaq	21,650	4,178,883
†Natera	4,002	445,983
†Netflix	468	285,639
NextEra Energy	8,206	644,335
NIKE Class B	52,900	7,682,667
Norfolk Southern	17,000	4,067,250
NVIDIA	15,720	3,256,555
†Okta	1,443	342,482
Olaplex Holdings	1,800	44,100
Oracle	23,960	2,087,635
†Palo Alto Networks	27	12,933

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Paymentus Holdings Class A	1,700	$ 41,888
†PayPal Holdings	9,842	2,560,987
PepsiCo	33,900	5,098,899
Pfizer	62,525	2,689,200
Pinnacle West Capital	42,900	3,104,244
†Pinterest Class A	3,796	193,406
†Procore Technologies	400	35,736
Procter & Gamble	37,200	5,200,560
Raytheon Technologies	93,664	8,051,357
†Remitly Global	1,500	55,050
†Repligen	3,228	932,860
†ROBLOX Class A	6,979	527,263
Roper Technologies	33,155	14,791,440
Ross Stores	49,400	5,377,190
†salesforce.com	4,007	1,086,779
SBA Communications	1,594	526,929
†SentinelOne Class A	1,800	96,426
†ServiceNow	3,956	2,461,700
Sherwin-Williams	7,250	2,028,042
†Skechers USA Class A	106,800	4,498,416
†Snap Class A	9,924	733,086
†Snowflake Class A	896	270,977
Southern	57,300	3,550,881
†Southwest Airlines	210,800	10,841,444
†Sprinklr Class A	4,500	78,750
†Square Class A	6,382	1,530,659
STERIS	1,996	407,743
Stryker	47,904	12,633,243
†SVB Financial Group	404	261,340
†Synopsys	3,990	1,194,646
Target	37,715	8,628,061
Teradyne	1,862	203,275
†Tesla	2,390	1,853,397
Texas Instruments	59,852	11,504,153
Thermo Fisher Scientific	2,707	1,546,590
†Thoughtworks Holding	2,100	60,291
TJX	138,300	9,125,034
†T-Mobile	88,300	11,281,208
†Toast Class A	1,100	54,945
Tradeweb Markets Class A	9,202	743,338
†TransDigm Group	138	86,191
†Twilio Class A	3,935	1,255,462
†Tyler Technologies	948	434,800
United Parcel Service Class B	36,325	6,614,782
UnitedHealth Group	43,695	17,073,384
†Veeva Systems Class A	4,007	1,154,697
Visa Class A	53,542	11,926,480
Voya Financial	37,577	2,306,852
Walmart	32,500	4,529,850
†Walt Disney	66,272	11,211,234
Wells Fargo & Co.	326,050	15,131,980
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
West Pharmaceutical Services	22,600	$ 9,594,604
†Western Digital	31,224	1,762,283
Westinghouse Air Brake Technologies	98,700	8,508,927
Williams	107,530	2,789,328
Willis Towers Watson	7,723	1,795,289
†Workday Class A	2,227	556,505
WW Grainger	7,200	2,830,032
†Zendesk	1,142	132,917
Zimmer Biomet Holdings	68,300	9,996,388
Zoetis	2,008	389,833
†ZoomInfo Technologies Class A	7,960	487,072
		659,923,412
Uruguay–0.03%
†Globant	1,015	285,225
		285,225
Total Common Stock (Cost $676,572,569)		1,054,898,185
RIGHTS–0.02%
France–0.02%
=†Veolia Environnement	227,470	188,709
Total Rights (Cost $0)		188,709
WARRANT–0.00%
Switzerland–0.00%
†Cie Financiere Richemont exp 11/23/22 exercise price CHF 67.0000	25,694	12,131
Total Warrant (Cost $0)		12,131

	Principal Amount°
CONVERTIBLE BOND–0.01%
Switzerland–0.01%
Credit Suisse Group Guernsey VII 3.00%, excercise price $3.0000 11/12/21	65,000	74,628
Total Convertible Bond (Cost $71,574)		74,628
CORPORATE BONDS–0.10%
United States–0.10%
American Airlines
5.50% 4/20/26	524,000	550,855
5.75% 4/20/29	42,000	45,255
11.75% 7/15/25	326,000	403,425

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
Mileage Plus Holdings 6.50% 6/20/27	155,100	$ 168,659
Total Corporate Bonds (Cost $1,042,831)		1,168,194

	Number of Shares
MONEY MARKET FUND–5.88%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	66,508,358	66,508,358
Total Money Market Fund (Cost $66,508,358)		66,508,358

	Principal Amount	Value (U.S. $)
SHORT-TERM INVESTMENT–0.04%
U.S. TREASURY OBLIGATIONS–0.04%
∞≠U.S. Treasury Bills 0.00% 11/4/21	500,000	$ 499,965
		499,965
Total Short-Term Investment (Cost $499,985)		499,965

TOTAL INVESTMENTS–99.32% (Cost $744,695,317)	1,123,350,170
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.68%	7,690,748
NET ASSETS APPLICABLE TO 25,799,647 SHARES OUTSTANDING–100.00%	$1,131,040,918

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(48,802)	USD	38,497	10/19/21	$—	$(32)
BOA	CAD	236,745	USD	(188,099)	10/19/21	—	(1,192)
BOA	EUR	(5,730,954)	USD	6,727,833	1/24/22	72,073	—
BOA	GBP	15,000	USD	(20,757)	10/25/21	—	(546)
HSBC	CAD	118,305	USD	(93,528)	10/19/21	—	(126)
HSBC	CAD	117,888	USD	(92,786)	10/19/21	287	—
HSBC	CHF	(1,520,953)	USD	1,647,226	1/20/22	10,311	—
HSBC	EUR	(5,554,804)	USD	6,521,722	1/24/22	70,537	—
HSBC	EUR	67,353	USD	(78,982)	1/24/22	—	(761)
HSBC	GBP	(2,196,922)	USD	3,006,172	10/25/21	45,940	—
HSBC	GBP	50,568	USD	(69,744)	10/25/21	—	(1,605)
HSBC	KRW	(731,641,415)	USD	649,194	11/19/21	31,915	—
HSBC	KRW	101,290,800	USD	(86,923)	11/19/21	—	(1,464)
HSBC	KRW	(818,886,985)	USD	736,853	12/17/21	46,159	—
HSBC	TWD	(25,647,000)	USD	925,717	11/24/21	881	—
SSB	EUR	983,455	USD	(1,150,856)	10/8/21	—	(11,484)
UBS	CAD	(1,555,332)	USD	1,234,028	10/19/21	6,107	—
UBS	CAD	158,648	USD	(126,003)	10/19/21	—	(752)
UBS	CAD	47,375	USD	(37,373)	10/19/21	29	—
UBS	CHF	42,885	USD	(46,424)	1/20/22	—	(270)
UBS	EUR	(14,728)	USD	17,253	1/24/22	148	—
Total Foreign Currency Exchange Contracts						$284,387	$(18,232)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
49	British Pound	$4,126,719	$4,212,905	12/13/21	$—	$(86,186)
47	Euro	6,815,000	6,953,715	12/13/21	—	(138,715)
44	Japanese Yen	4,939,550	4,992,297	12/13/21	—	(52,747)
					—	(277,648)
Equity Contracts:
14	E-mini MSCI Emerging Markets Index	871,920	914,548	12/17/21	—	(42,628)
11	E-mini Russell 2000 Index	1,210,440	1,229,272	12/17/21	—	(18,832)
129	E-mini S&P 500 Index	27,720,488	29,087,950	12/17/21	—	(1,367,462)
31	E-mini S&P MidCap 400 Index	8,162,920	8,349,747	12/17/21	—	(186,827)
143	Euro STOXX 50 Index	6,705,271	6,868,003	12/17/21	—	(162,732)
43	FTSE 100 Index	4,098,259	4,040,492	12/17/21	57,767	—
18	Nikkei 225 Index (OSE)	4,764,634	4,819,694	12/9/21	—	(55,060)
					57,767	(1,833,541)
Total Futures Contracts					$57,767	$(2,111,189)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
TWD–Taiwan New Dollar
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$2,000,165	$—	$—	$2,000,165
Australia	1,564,114	190,952	—	1,755,066
Belgium	—	7,184,561	—	7,184,561
Brazil	12,342	—	—	12,342
Canada	16,101,439	—	—	16,101,439
China	4,561,635	5,664,259	—	10,225,894
France	—	32,204,659	—	32,204,659
Germany	43,485	53,377,381	—	53,420,866
Hong Kong	—	12,849,658	—	12,849,658
Ireland	33,404,101	8,282,648	—	41,686,749
Israel	2,934,346	—	—	2,934,346
Japan	—	67,570,777	—	67,570,777
Netherlands	10,636,914	13,354,487	—	23,991,401
Norway	—	77,611	—	77,611
Republic of Korea	—	12,905,873	—	12,905,873
Sweden	46,075	—	—	46,075
Switzerland	2,035,586	14,354,780	—	16,390,366
Taiwan	10,173,660	992,300	—	11,165,960
Thailand	3,140,128	—	—	3,140,128
United Kingdom	27,342,203	51,683,409	—	79,025,612
United States	659,923,412	—	—	659,923,412
Uruguay	285,225	—	—	285,225
Rights	—	—	188,709	188,709
Warrant	12,131	—	—	12,131
Convertible Bond	—	74,628	—	74,628
Corporate Bonds	—	1,168,194	—	1,168,194
Money Market Fund	66,508,358	—	—	66,508,358
Short-Term Investment	—	499,965	—	499,965
Total Investments	$840,725,319	$282,436,142	$188,709	$1,123,350,170
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$284,387	$—	$284,387
Futures Contract	$57,767	$—	$—	$57,767
Liabilities:
Foreign Currency Exchange Contracts	$—	$(18,232)	$—	$(18,232)
Futures Contracts	$(2,111,189)	$—	$—	$(2,111,189)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–9